Debt Issuance Costs (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total unamortized debt issuance costs	$ 35,214	$ 1,204